Accounts Receivable, Net (Details) - Schedule of accounts receivable - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accounts Receivable [Abstract]
Accounts receivable from services	$ 14,373,341	$ 11,592,952
Accounts receivable from sales	5,459,015	7,004,013
Total	19,832,356	18,596,965
Less: allowance for doubtful accounts	(901,010)	(80,815)
Accounts receivable, net	$ 18,931,346	$ 18,516,150